Exhibit 99.14

Client Name:	Bank of America Corporation
Client Project Name:	CIM 2021-J1
Start - End Dates:	9/2020 - 1/2021

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Compliance	TILA/RESPA Integrated Disclosure	CMPTRID5215	TRID - Seller-paid Fee that should be disclosed in Section H is not disclosed.	1
Total				1

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